Note 5 - Lease Intangibles - Amortization Expense (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Nine months remaining in 2020	$ 265,169
2021	372,484	$ 687,974
2022	202,479	510,215
2023	17,663	360,116
2024	17,663	173,785
Thereafter	11,774
Total	$ 887,232	$ 2,105,011	$ 2,861,474